Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 2,435,879	$ 313,099	$ 2,391,477	$ 696,482
Depreciation expenses recognized in cost of revenue	$ 217,503	$ 27,957